Derivative Instruments and Hedging Activities - Gross Unrealized Losses from Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	$ (6.7)	$ 116.0	$ 84.8
Amount of Gain / (Loss) Reclassified from AOCI	55.6	84.6	93.4
Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	(6.7)	116.0	84.8
Amount of Gain / (Loss) Reclassified from AOCI	55.6	84.6	93.4
Cash Flow Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	(6.7)	116.0	84.8
Amount of Gain / (Loss) Reclassified from AOCI	56.3	85.3	94.1
Cash Flow Hedges [Member] | Forward Starting Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI	$ (0.7)	$ (0.7)	$ (0.7)